Note 17 - Stock-based Compensation	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
17.	Stock-based compensation

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries, other than its Chairman & CEO who has a Long Term Arrangement as described in note
12.
Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December 31, 2019,
there were
885,250
options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the years ended
December 31, 2019
and
2018
was as follows:

			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - December 31, 2017	1,753,275	$36.03
Granted	470,000	67.32
Exercised	(278,975)	26.60
Forfeited	(46,875)	39.66
Shares issuable under options - December 31, 2018	1,897,425	$45.08
Granted	960,000	70.99
Exercised	(632,075)	34.71
Forfeited	(223,750)	61.41
Shares issuable under options - December 31, 2019	2,001,600	$58.96	3.2	$38,054
Options exercisable - End of year	645,975	$47.48	2.0	$19,695

The Company incurred stock-based compensation expense related to these awards of
$7,831
during the year ended
December 31, 2019 (
2018
-
$6,394
).

As at
December 31, 2019,
the range of option exercise prices was
$31.62
to
$74.71
per share. Also as at
December 31, 2019,
the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were
$38,054
and
3.2
years, respectively.

The following table summarizes information about option exercises during years ended
December 31, 2019
and
2018:

	2019	2018

Number of options exercised	632,075	278,975

Aggregate fair value	$43,873	$17,823
Intrinsic value	21,934	10,403
Amount of cash received	21,939	7,420

Tax benefit recognized	$1,322	$73

As at
December 31, 2019,
there was
$13,844
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four
years. During the year ended
December 31, 2019,
the fair value of options vested was
$6,727
(
2018
-
$4,427
).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2019	2018

Risk free rate	2.1%	2.2%
Expected life in years	4.75	4.75
Expected volatility	28.8%	29.7%
Dividend yield	0.1%	0.1%

Weighted average fair value per option granted	$19.87	$19.41

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four
years.